CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JUNE 19, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

The following information replaces entirely, that contained in the Supplement dated February 14, 2012.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective February 14, 2012, Michael C. Harris is no longer a Portfolio Manager of the Fund.  As such, all references to Michael C. Harris are deleted from the SAI.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective February 14, 2012, the following is added to the disclosure for Artisan Partners Limited Partnership, contained in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” on page 49 of the SAI:

Large Capitalization Value Equity Investments
Artisan Partners Limited Partnership

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Daniel L. Kane*	7	$12.01 billion	5	$108.96 million	33	$2.82 billion

*     Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of December 31, 2011 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Daniel L. Kane	0	0	0	0	1	$59.20 million

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective February 14, 2012, the following replaces the disclosure for Carl Wiese for Wall Street Associates LLC, contained in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” on page 51 of the SAI:

Small Capitalization Growth Investments
Wall Street Associates LLC

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Luke Jacobson*	3	$244.3 million	0	0	21	$938.2 million

*     Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of December 31, 2011 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of December 31, 2011)	Accounts	Assets	Accounts	Assets	Accounts	Assets

Luke Jacobson	0	0	0	0	3	$115.37 million

EMERGING MARKETS EQUITY INVESTMENTS

Effective April 1, 2012, the following is added to the disclosure for SSgA Funds Management, Inc., in the section entitled “PORTFOLIO MANAGER DISCLOSURE” on page 56 of the SAI:

SSgA Funds Management, Inc.

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of May 31, 2012)	Accounts*	Assets	Accounts*	Assets	Accounts*	Assets

Michael Ho	2	$2.10 billion	10	$2.96 billion	4	$1.04 billion

 Excludes the CGCM Emerging Markets Equity Investments Portfolio. Please note that the assets are managed on a team basis. This table refers to accounts of the Active Emerging Markets Team of SSgA.  SSgA and other advisory affiliates of State Street Corporation make up SSgA, the investment arm of State Street Corporation.

ALL FUNDS

On May 24, 2012, the Board of Trustees approved the appointment of Morgan Stanley Smith Barney LLC (“MSSB”) as the Trust’s distributor, effective June 1, 2012.  All references Citigroup Global Markets Inc. (“CGM”) as distributor are hereby removed.

ALL FUNDS

Effective June 1, 2012, the following replaces similar disclosure found in the section entitled “DISTRIBUTOR” on page 100 of the SAI:

Morgan Stanley Smith Barney LLC, located at 2000 Westchester Avenue, Purchase, New York 10057, serves as the Funds’ distributor pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees.  The distributor may be deemed to be an underwriter for purposes of the 1933 Act.  The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources.  The distributor may also make payments for marketing, promotional or related expenses to dealers.  The amount of these payments is determined by the distributor and may be substantial.  The Manager or an affiliate may make similar payments under similar arrangements.